COMMITMENTS AND CONTINGENCIES	3 Months Ended
Aug. 31, 2017
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

Pursuant to the June 28, 2017 Asset Assignment Agreement with Holdings LLC and its assignment to the Company all of its rights, title and interest in United States Utility Patent Application No. 62/420,177 filed on November 10, 2016, titled “COMPOSITIONS AND METHODS OF USE OF PHORBOL ESTERS FOR THE TREATMENT OF PARKINSON’S DISEASE” and all related intellectual property, inventions and trade secrets, data, and clinical study results there is a major fund raising requirement. The Company must raise a minimum of $1,000,000 in equity financing by June 28, 2018. The Asset Assignment Agreement grants to Holdings LCC the right to require the Company to assign back to Holdings LLC the Patent Application and all related intellectual property in the event the Company does not raise a minimum of $1,000,000 in equity financing by June 28, 2018. In the event that Holdings LLC exercises this right of reversion, the 2,000,000 shares of Preferred Stock issued to Holdings LLC shall be assigned to Apica Investments Limited or its assignees. As of August 31, 2017, the Company has not raised any capital towards the $1,000,000 requirement.

Upon the Company receiving a minimum of $1,000,000 in equity financing, Holdings shall assign to the Company all of its rights, title and interest to United States Utility Patent Application No USPTO Application No. 15/385,862 filed on December 20, 2016, titled ”COMPOSITIONS AND METHODS OF USE OF PHORBOL ESTERS FOR THE TREATMENT OF STROKE” and all related intellectual property, inventions and trade secrets, data, and clinical study results.

The Company has entered into several consulting agreements where monthly fees commence upon achieving the attainment of raising $1,000,000 in equity financing and increase upon the Company successfully raising $5,000,000. The Company is currently not accruing any expense under these contracts and it not required to compensate these consultants beyond stock, cash and warrants already issued should one of both thresholds are not achieved. Any stock and warrants issued are immediately vested to the consultants. The following agreements have been entered between the Company and the following consultants:

On June 28, 2017, the Company entered into a Consulting Agreement for services to be provided by Apica Investments Limited pursuant to which the Company agreed to issue 15,000,000 shares of Company common stock; a Common Stock Purchase Warrant to purchase up to 10,000,000 shares of Company common stock at an exercise price of $.25 per share at any time before the 5 year anniversary of the warrant; monthly fees of $1,800 to commence upon the Company’s completion of a financing in the minimum amount of $1,000,000. Fees will increase to $4,500 per month upon the Company’s completion of a financing in the minimum amount of $5,000,000. This contract is in effect until two years after the anniversary date of the Company’s completion of raising $1,000,000. At all times during the term of this agreement prior to the $5,000,000 financing date, except with respect to the “Excepted Issuances” (as defined below), if the Company issues any shares of Company common stock, the consultant shall be granted additional shares of the Company’s common stock in an amount equal to 10.6% of the amount of the shares of Company common stock issued by the Company outside the following “Excepted issuances”: (i) shares of Company common stock in connection with a debt or equity financing; (ii) shares of common stock reserved under the Company’s equity incentive/stock option plan; (iii) the shares, warrants and shares to be issued upon exercise of the warrants and conversion of the convertible notes described in the Assignment Agreement dated June 28, 2017 between the Company and Richard L. Chang’s Holdings, LLC. Upon the written or oral request of Consultant, the Company shall within twenty-four (24) hours confirm orally and in writing to the Consultant the number of shares of Common Stock then outstanding.

On June 28, 2017, the Company entered into a Consulting Agreement for services to be provided by Brighton Capital Ltd. pursuant to which the Company agreed to issue 6,000,000 shares of Company common stock; a Common Stock Purchase Warrant to purchase up to 10,000,000 shares of Company common stock at an exercise price of $.25 per share at any time before the 5 year anniversary of the warrant; a $50,000 payment upon execution of the agreement; monthly fees of $1,800 to commence upon the Company’s completion of a financing in the minimum amount of $1,000,000. Fees will increase to $4,500 per month upon the Company’s completion of a financing in the minimum amount of $5,000,000. This contract is in effect until two years after the anniversary date of the Company’s completion of raising $1,000,000. At all times during the term of this agreement prior to the $5,000,000 financing date, except with respect to the “Excepted Issuances” (as defined below), if the Company issues any shares of Company common stock, the consultant shall be granted additional shares of the Company’s common stock in an amount equal to 4.99% of the amount of the shares of Company common stock issued by the Company outside the following “Excepted issuances”: (i) shares of Company common stock in connection with a debt or equity financing; (ii) shares of common stock reserved under the Company’s equity incentive/stock option plan; (iii) the shares, warrants and shares to be issued upon exercise of the warrants and conversion of the convertible notes described in the Assignment Agreement dated June 28, 2017 between the Company and Richard L. Chang’s Holdings, LLC. Upon the written or oral request of Consultant, the Company shall within twenty-four (24) hours confirm orally and in writing to the Consultant the number of shares of Common Stock then outstanding.

On June 28, 2017, the Company entered into a Consulting Agreement for services to be provided by Rafferty Finance S.A. pursuant to which the Company agreed to issue 5,000,000 shares of Company common stock; a Common Stock Purchase Warrant to purchase up to 10,000,000 shares of Company common stock at an exercise price of $.25 per share at any time before the 5 year anniversary of the warrant; a $50,000 payment upon execution of the agreement; monthly fees of $5,400 to commence upon the Company’s completion of a financing in the minimum amount of $1,000,000. Fees will increase to $13,500 per month upon the Company’s completion of a financing in the minimum amount of $5,000,000. This contract is in effect until two years after the anniversary date of the Company’s completion of raising $1,000,000. Common shares under this contract were issued on July 19, 2017 and cash payment was made on June 30, 2017.

Mr. Treminio, the former Chief Executive Officer is an employee of Rafferty Finance S.A. “(Rafferty”). Under the Company’s consulting agreement with Rafferty, dated June 28, 2017. Mr. Treminio is required to secure additional capital, to preserve the rights of the patent under the Asset Assignment Agreement. Mr. Treminio shall, among other things, oversee, direct and manage all aspects investor & public or media relations, corporate finance as well as strategic planning, subordinate leadership, and operations of the Company. Mr. Treminio shall report directly to the Company’s CEO and /or Board of Directors (the “Board”). Effective with Mr. Treminio’s resignation, he shall not have any authority to execute and agreements or expend or access any Company funds or accounts without approval of the Chief Executive Officer. At all times during the term of this agreement prior to the $5,000,000 financing date, except with respect to the “Excepted Issuances” (as defined below), if the Company issues any shares of Company common stock, the consultant shall be granted additional shares of the Company’s common stock in an amount equal to 4.99% of the amount of the shares of Company common stock issued by the Company outside the following “Excepted issuances”: (i) shares of Company common stock in connection with a debt or equity financing; (ii) shares of common stock reserved under the Company’s equity incentive/stock option plan; (iii) the shares, warrants and shares to be issued upon exercise of the warrants and conversion of the convertible notes described in the Assignment Agreement dated June 28, 2017 between the Company and Richard L. Chang’s Holdings, LLC. Upon the written or oral request of Consultant, the Company shall within twenty-four (24) hours confirm orally and in writing to the Consultant the number of shares of Common Stock then outstanding.

On June 28, 2017, the Company executed a Promissory Convertible Note with Bakken Development LLC in the principal amount of $400,000. The convertible note accrues interest at the rate of 10% per annum; is due and payable on or before June 28, 2019; may be converted at any time by the holder into shares of Company common stock at a conversion price of $.50 per share; and automatically converts into share of Company common stock at a conversion price of $.50 per share upon the Company’s completion of a financing in the minimum amount of $5,000,000.

On July 8, 2017, the Company entered into a consulting agreement with Imagic, LLC. Upon the commencement of this engagement, the consultant or it’s designees were issued shares of the Company in the amount of 12,000,000 common shares. At all times during the term of this agreement prior to the $5,000,000 financing date, except with respect to the “Excepted Issuances” (as defined below), if the Company issues any shares of Company common stock, the consultant shall be granted additional shares of the Company’s common stock in an amount equal to 10.6% of the amount of the shares of Company common stock issued by the Company outside the following “Excepted issuances”: (i) shares of Company common stock in connection with a debt or equity financing; (ii) shares of common stock reserved under the Company’s equity incentive/stock option plan; (iii) the shares, warrants and shares to be issued upon exercise of the warrants and conversion of the convertible notes described in the Assignment Agreement dated June 28, 2017 between the Company and Richard L. Chang’s Holdings, LLC. Upon the written or oral request of Consultant, the Company shall within twenty-four (24) hours confirm orally and in writing to the Consultant the number of shares of Common Stock then outstanding.

On July 8, 2017, the Company entered into an employment agreement with Dr. McCoy Moretz. Upon the commencement of this agreement, the employee or it’s designees were issued shares of the Company in the amount of 8,000,000 common shares. At all times during the term of this agreement prior to the $5,000,000 financing date, except with respect to the Excepted Issuances (as defined below), if the Company issues any shares of Company common stock, the employee shall be granted additional shares of the Company’s common stock in an amount equal to 6% of the amount of the shares of Company common stock issued by the Company outside the following “Excepted issuances”: (i) shares of Company common stock in connection with a debt or equity financing; (ii) shares of common stock reserved under the Company’s equity incentive/stock option plan; (iii) the shares, warrants and shares to be issued upon exercise of the warrants and conversion of the convertible notes described in the Assignment Agreement dated June 28, 2017 between the Company and Richard L. Chang’s Holdings, LLC. Upon the written or oral request of Consultant, the Company shall within twenty-four (24) hours confirm orally and in writing to the Consultant the number of shares of Common Stock then outstanding.